Shareholders Equity - Changes in the Composition of the Share of CHN Industrial (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Common shares, shares outstanding	1,361,630,903	1,362,048,989	1,355,319,640
Capital increase	5,271,344	1,693,695	6,729,349
Common stock repurchases	(3,309,741)	(2,111,781)
Common shares, shares outstanding	1,363,592,506	1,361,630,903	1,362,048,989
Special voting shares, shares outstanding	412,268,203	413,249,206	415,399,503
Special voting shares, shares outstanding	388,906,690	412,268,203	413,249,206
Common and special voting shares, shares outstanding	1,773,899,106	1,775,298,195	1,770,719,143
Common and special voting shares, shares outstanding	1,752,499,196	1,773,899,106	1,775,298,195
Special Voting Shares [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Retirement of special voting shares	(23,361,513)	(981,003)	(2,150,297)